Patents	3 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 3 — Patents

Costs of establishing patents, consisting of legal and filing fees paid to third parties, are expensed as incurred. The fair value of the Zertane patents, determined by an independent, third party appraisal to be $500,000, was being amortized over the remaining U.S. patent life since Aytu’s acquisition of approximately 11 years. As of June 30, 2016, Aytu determined that this asset had no value because the Company is directing its resources towards its commercial-stage products, and therefore, Aytu does not have the resources to complete the necessary clinical trials and bring Zertane to market before the patents expire. The remaining fair value of the Zertane patents were expensed as of June 30, 2016.

The cost of the ORP related patents was $380,000 when they were acquired and are being amortized over the remaining U.S. patent life since Aytu’s acquisition of approximately 15 years. Patents consist of the following:

	As of September 30,	As of June 30,
	2016	2016
Patents	$880,000	$880,000
Less accumulated amortization	(590,000)	(583,000)
Patents, net	$290,000	$297,000

The amortization expense was $7,000 and $18,000 for the three months ended September 30, 2016 and 2015, respectively.